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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

                        COMMISSION FILE NUMBER: 333-82617

(Check One): [X] Form 10-K  [ ] Form 20-F  [ ] Form 11-K  [ ] Form 10-Q
             [ ] Form N-SAR

             For Period Ended: December 31, 2003

             [  ] Transition Report on Form 10-K
             [  ] Transition Report on Form 20-F
             [  ] Transition Report on Form 11-K
             [  ] Transition Report on Form 10-Q
             [  ] Transition Report on Form N-SAR

             For the Transition Period Ended:
                                              ------------------------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

Venture Holdings Company LLC
Vemco, Inc.
Venture Industries Corporation
Venture Mold & Engineering Corporation
Venture Leasing Company
Venture Leasing, Inc.
Venture Holdings Corporation
Venture Service Company
Experience Management, LLC
Venture Europe, Inc.
Venture EU Corporation
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Full Name of Registrant


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Former Name if Applicable

6555 15 Mile Road
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Address of Principal Executive Office (Street and Number)

Sterling Heights, Michigan  48312
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City, State and Zip Code



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PART II -- RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a)    The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[ ]      (b)    The subject annual report, or semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
         (c)    The accountant's statement or other exhibit required by Rule
                12b-25 has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed).

     Venture Holdings Company LLC ("Venture Holdings") and its subsidiaries, Vemco, Inc., Venture Industries Corporation, Venture Mold and Engineering Corporation, Venture Leasing Company, Venture Leasing, Inc., Venture Holdings Corporation, Venture Service Company, Experience Management LLC, Venture Europe, Inc. and Venture EU Corporation (collectively with the registrant, the "Debtors"), are each Debtors and Debtors-in-Possession in jointly administered cases under Chapter 11 of the United States Bankruptcy Code (collectively the "Chapter 11 Cases") in the United States Bankruptcy Court for the Eastern District of Michigan, Southern Division, at Detroit, Michigan (the "Bankruptcy Court"). The Debtors and the Official Committee of Unsecured Creditors of Venture Holdings (the "Committee"), as co-plaintiffs, filed suit on April 5, 2004 in the Bankruptcy Court against Larry J. Winget, Sr. ("Winget"), the sole beneficiary of the Venture Holdings Trust (which, in turn, owns all of the equity interest in Venture Holdings), certain relatives of Winget and certain entities owned or controlled by Winget (collectively "Defendants"). The lawsuit filed by the Debtors and the Committee seeks, among other things, recovery of payments to one or more of Defendants aggregating in excess of Three Hundred Million Dollars ($300,000,000), together with interest thereon, in connection with a series of related party transactions with various Winget-controlled affiliates at the direction of Winget, pursuant to which the Debtors received little to no consideration and/or less than reasonably equivalent value.

         In addition to the lawsuit described above, the Debtors have delivered to the United States Securities Exchange Commission, Division of Enforcement (the "SEC") a report prepared by Doeren Mayhew, forensic advisers to the Debtors (herein the "DM Report"), which describes the transactions referenced in, and calculates the value of the Transfers which are the subject of, the Lawsuit. In light of the information contained in the DM Report, it appears that financial information concerning the Debtors, including the registrant, as far back as at least 1998 is unreliable and should not be relied upon by investors. Consequently, it is uncertain when the registrant will be in a position to file its annual report on Form 10-K for the year ended December 31, 2003.



PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

         Kenneth E. Anderson                   586                276-1701
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                  (Name)                   (Area Code)         (Tel. Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months


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         (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                        [ ]   Yes                        [X]   No

         The Registrant has not filed any quarterly reports on Form 10-Q or annual reports on Form 10-K since its May 15, 2002 filing of a quarterly report on Form 10-Q for the three-month period ended March 31, 2002.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                        [X]   Yes                        [ ]   No


If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As disclosed under "Part III -- Narrative" above, it appears that the financial information concerning the Debtors, including the registrant, as far back as at least 1998 is unreliable. As noted in "Part IV -- Other Information" above, however, the registrant has not filed any quarterly reports on Form 10-Q or annual reports on Form 10-K since its May 15, 2002 filing of a quarterly report on Form 10-Q for the three-month period ended March 31, 2002.

                          Venture Holdings Company LLC
                                   Vemco, Inc.
                         Venture Industries Corporation
                     Venture Mold & Engineering Corporation
                             Venture Leasing Company
                              Venture Leasing, Inc.
                          Venture Holdings Corporation
                             Venture Service Company
                           Experience Management, LLC
                              Venture Europe, Inc.
                             Venture EU Corporation
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                  (Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

                                         VENTURE HOLDINGS COMPANY LLC
                                         VEMCO, INC.
                                         VENTURE INDUSTRIES CORPORATION
                                         VENTURE MOLD & ENGINEERING CORPORATION
                                         VENTURE LEASING COMPANY
                                         VENTURE LEASING, INC.
                                         VENTURE HOLDINGS CORPORATION
                                         VENTURE SERVICE COMPANY
                                         EXPERIENCE MANAGEMENT, LLC
                                         VENTURE EUROPE, INC.
                                         VENTURE EU CORPORATION

                                         By: /s/ KENNETH E. ANDERSON
Date:  April 6, 2004                         -----------------------------------
                                             KENNETH E. ANDERSON
                                             CHIEF FINANCIAL OFFICER

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